Provisions for Loan Losses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions established:
Individual provisions	$ (20,611)	$ (2,608)	$ (5)
Group provisions	(362,619)	(310,492)	(303,139)
Provisions established net	(383,230)	(313,100)	(303,144)
Provisions released:
Individual provisions	3,654	2,423	32,412
Group provisions		327
Provisions released net	3,654	2,750	32,412
Recovery of written-off assets	47,975	60,579	49,477
Provisions net allowances for credit risk	(331,601)	(249,771)	(221,255)
Loans and advances to banks, net
Provisions established:
Individual provisions		(240)	(5)
Group provisions
Provisions established net		(240)	(5)
Provisions released:
Individual provisions	902
Group provisions
Provisions released net	902
Recovery of written-off assets
Provisions net allowances for credit risk	902	(240)	(5)
Loans to customer and loans and advances to banks Consolidated Statement of Cash Flow
Allowances established of loans to customer	(377,055)	(310,732)	(300,013)
Allowances released of loans to customer	902	871	28,571
Total allowances of loans to customer	(376,153)	(309,861)	(271,442)
Commercial loans
Provisions established:
Individual provisions	(17,143)
Group provisions	(64,492)	(61,702)	(47,837)
Provisions established net	(81,635)	(61,702)	(47,837)
Provisions released:
Individual provisions		871	28,571
Group provisions
Provisions released net		871	28,571
Recovery of written-off assets	12,253	13,579	13,750
Provisions net allowances for credit risk	(69,382)	(47,252)	(5,516)
Mortgage loans
Provisions established:
Individual provisions
Group provisions	(17,168)	(7,546)	(4,361)
Provisions established net	(17,168)	(7,546)	(4,361)
Provisions released:
Individual provisions
Group provisions
Provisions released net
Recovery of written-off assets	5,114	4,572	3,246
Provisions net allowances for credit risk	(12,054)	(2,974)	(1,115)
Consumer loans
Provisions established:
Individual provisions
Group provisions	(278,252)	(241,244)	(247,810)
Provisions established net	(278,252)	(241,244)	(247,810)
Provisions released:
Individual provisions
Group provisions
Provisions released net
Recovery of written-off assets	30,608	42,428	32,481
Provisions net allowances for credit risk	(247,644)	(198,816)	(215,329)
Total Loans to customers
Provisions established:
Individual provisions	(17,143)
Group provisions	(359,912)	(310,492)	(300,008)
Provisions established net	(377,055)	(310,492)	(300,008)
Provisions released:
Individual provisions		871	28,571
Group provisions
Provisions released net		871	28,571
Recovery of written-off assets	47,975	60,579	49,477
Provisions net allowances for credit risk	(329,080)	(249,042)	(221,960)
Debt Instruments at fair value Through OCI [Member]
Provisions established:
Individual provisions	(3,468)
Group provisions
Provisions established net	(3,468)
Provisions released:
Individual provisions		1,552
Group provisions
Provisions released net		1,552
Recovery of written-off assets
Provisions net allowances for credit risk	(3,468)	1,552
Provisions for contingent loan risks
Provisions established:
Individual provisions		(2,368)
Group provisions	(2,707)		(3,131)
Provisions established net	(2,707)	(2,368)	(3,131)
Provisions released:
Individual provisions	2,752		3,841
Group provisions		327
Provisions released net	2,752	327	3,841
Recovery of written-off assets
Provisions net allowances for credit risk	$ 45	$ (2,041)	$ 710